NET INCOME PER SHARE	9 Months Ended
Mar. 31, 2025
Earnings Per Share [Abstract]
NET INCOME PER SHARE

Note 11 — NET INCOME PER SHARE

The following table sets forth the basic and diluted net loss per share computation and provides a reconciliation of the numerator and denominator for the years presented:

	For the Nine Months Ended March 31,
	2025	2024
Numerator:
Net income	$2,314,740	$6,040,394
Less: net income attributable to non-controlling interest	(62,407)	346,503
Net income attributable to Gamehaus Holdings Inc’s shareholders	$2,377,147	$5,693,891

Denominator:
Weighted average number of ordinary shares*	53,569,358	50,000,000

Net income attributable to Gamehaus Holdings Inc’s shareholders per share
Basic and diluted	0.04	0.11

*	Presented on a retroactive basis to reflect the reverse recapitalization that is discussed in Note 1.